Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Profit (loss) for the year	$ (19,426,051)	$ 7,156,005	$ 11,441,233
Adjustments:
Share-based payments	2,060,666	0	0
Depreciation and amortization	1,112,422	167,895	228,485
Expected credit losses adjustments	(75,152)	(87,723)	1,470,990
Net foreign currency gain	(65,153)	(507,152)	(325,135)
Investment property valuation gain	(32,347,462)	(20,151,026)	(3,525,692)
Finance Costs, Including Noncash Costs	22,910,011	31,111,064	11,766,726
(Gain) loss on sale of investment properties	0	(1,165,170)	398,247
Loss on disposition of property and equipment	0	83,389	30,269
Gain on disposition of asset held for sale	0	(1,022,853)	0
Straight-line rent	(776,481)	(1,035,592)	(2,423,347)
Interest income	(701,159)	(98,989)	0
Interest income from affiliates	(302,808)	(664,219)	(561,372)
Income from lock-up release (net), classified as financing cash flow	(9,180,758)	0	0
Listing expense	44,469,613	0	0
Income tax expense	9,562,060	4,980,622	2,236,507
Working capital adjustments
Lease and other receivables, net	198,086	(1,180,448)	1,092,549
Other current assets and other assets	(1,185,289)	(1,378,914)	(1,295,515)
Accounts payable and accrued expenses	7,328,127	4,963,720	(1,558,595)
Security deposits	445,861	454,556	346,458
Retainage payable	(237,076)	(1,147,401)	74,730
Income tax payable	739,487	1,361,162	539,231
Income tax paid	(5,137,381)	(4,639,456)	(324,624)
Net cash provided by operating activities	19,391,563	17,199,470	19,611,145
Cash flows from investing activities:
Capital expenditure on investment properties	(16,670,229)	(28,409,164)	(40,975,109)
Purchase of property and equipment	(71,066)	(126,476)	(88,487)
Proceeds from sale of investment properties	4,548,417	4,378,063	10,074,753
Loans to affiliates	0	0	(2,100,000)
Loans to tenants for leasehold improvement	0	(389,695)	(4,687,480)
Repayments on loans to tenants	4,612,250	775,263	671,937
Restricted cash equivalents	(3,154,007)	571,787	620,450
Net cash used in investing activities	(10,734,635)	(23,200,222)	(36,483,936)
Cash flows from financing activities:
Long term debt borrowing	13,091,001	205,676,643	44,217,867
Long term debt repayment	(10,909,299)	(152,482,361)	(13,335,183)
Cash paid for raising debt	(115,303)	(1,175,820)	(41,550)
Debt extinguishment cost paid	0	(2,473,134)	0
Interest and commitment fees paid	(22,017,849)	(24,862,976)	(14,505,955)
Repurchase of treasury shares	(1,242,773)	0	0
Capital contributions from non-controlling partners	3,303,450	5,868,152	700,000
Distributions to non-controlling partners	(9,561,850)	(4,522,936)	(2,067,803)
Proceeds from Business Combination, net of transaction costs paid	3,726,534	0	0
Proceeds from lock-up release, net of transaction costs paid	9,180,758	0	0
Repayment of lease liabilities	(145,512)	(50,112)	(163,072)
Net cash (used in) provided by financing activities	(14,690,843)	25,977,456	14,804,304
Effects of exchange rate fluctuations on cash held	(381,101)	277,547	(303,754)
Net (decrease) increase in cash and cash equivalents	(6,415,016)	20,254,251	(2,372,241)
Cash and cash equivalents at the beginning of year	35,242,363	14,988,112	17,360,353
Cash and cash equivalents at the end of year	28,827,347	35,242,363	14,988,112
Supplemental disclosure of noncash investing and financing activities:
Forgiveness of loan receivable from Latam Logistics Investments, LLC (“LLI”)	(9,765,972)	0	0
Assumption of net liabilities from TWOA as a result of the Business Combination	3,874,870	0	0
Issuance of shares to service provider	1,141,200	0	0
Noncash distributions to non-controlling partners	(380,950)	0	0
Noncash contributions from non-controlling interests	0	2,162	0
Increase in accrued payables for investment properties	508,605	2,078,508	1,247,256
Settlement of long-term debt	0	(8,299,867)	0
Receivables from the sale of investment properties	0	7,577,092	0
New lease liabilities in exchange for lease right-of-use assets	$ 10,014,861	$ 2,623,092	$ 376,325